SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term deposits, weighted average interest rate	0.85%	2.33%
Short-term bank deposits due to hedging transacations	$ 2,500	$ 2,500
Inventory write-offs	1,928	629	$ 2,231
Cumulative inventory write-off	4,624	2,839
Impairment of intangible assets
Reserve for sales returns	290	163
Advertising expenses	1,103	1,274	1,270
Severance expense	3,619	2,249	1,950
Allowance for credit losses	2,309	1,867	1,415		$ 1,292
Grants participations excluded from research and development costs	$ 339	378	374
Weighted average cost of debt	2.00%
Changes in deferred revenue	$ 712
ROU assets	4,458	6,368		$ 6,700
ROU lease liabilites	4,648			$ 6,700
Remaining performance obligations as of the balance date for long-term	110,000
Amortization of deferred commission	1,286
Revenues	$ 135,922	$ 110,100	$ 95,837
Restricted Stock Units (RSUs) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Outstanding options and warrants excluded from the calculation of diluted income per share	2,897,273	3,105,801	2,998,174
Optenet [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Expected volatility	42.50%
Netonomy [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Expected volatility	20.70%
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	0.00%	0.00%	0.00%
Annual post-vesting forfeiture rate	0.00%	0.00%	0.00%
Remaining performance obligations as of the balance date for short-term	$ 77,000
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	33.00%	33.00%	33.00%
Annual post-vesting forfeiture rate	41.00%	41.00%	41.00%
Remaining performance obligations as of the balance date for long-term	$ 33,000